John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Senior loans (A)(B) 89.5%				$419,365,352
(Cost $421,491,741)
Consumer staples 0.6%				2,924,623
Fresh Holdco, Inc., Term Loan (6 month SOFR + 6.000%)	10.796	01-23-26	2,924,623	2,924,623
Energy 2.9%				13,791,277
Alta Buyer LLC, 2022 Incremental Term Loan (3 month SOFR + 6.000%)	11.115	12-21-27	9,950,000	9,803,111
Andretti Buyer LLC, Term Loan (3 month LIBOR + 4.750%)	9.748	06-30-26	3,999,813	3,988,166
Financials 12.9%				60,301,390
GC Waves Holdings, Inc., 2021 Replacing Term Loan (1 month LIBOR + 5.500%)	10.340	08-13-26	4,040,051	4,040,051
GC Waves Holdings, Inc., Delayed Draw Term Loan (1 month LIBOR + 5.500%)	10.340	08-13-26	4,857,156	4,857,156
GC Waves Holdings, Inc., Revolver (1 month LIBOR + 5.500%)	10.340	08-13-26	216,824	216,824
Insignia Finance Merger Sub LLC, Revolver (Prime rate + 4.000% and 1 and 3 month SOFR + 5.000%)	10.318	12-23-27	1,338,462	1,278,939
Insignia Finance Merger Sub LLC, Term Loan (1 month SOFR + 5.000%)	9.957	12-23-27	5,521,154	5,324,729
MC Group Ventures Corp., 2021 Delayed Draw Term Loan (1 month LIBOR + 5.500%)	10.325	06-30-27	2,124,638	2,062,634
MC Group Ventures Corp., 2021 Term Loan (1 month LIBOR + 5.500%)	10.325	06-30-27	4,070,357	3,959,440
Oakbridge Insurance Agency LLC, 2022 2nd Amendment Delayed Draw Term loan (1 month SOFR + 5.750%)	10.657	12-31-26	474,828	414,459
Oakbridge Insurance Agency LLC, 2022 2nd Amendment Term Loan A (1 month SOFR + 5.750%)	10.657	12-31-26	281,638	274,439
Oakbridge Insurance Agency LLC, Revolver (1 month SOFR + 5.750%)	10.657	12-31-26	321,632	302,514
Oakbridge Insurance Agency LLC, Term Loan A (1 month SOFR + 5.750%)	10.657	12-31-26	6,520,389	6,353,731
Omni Intermediate Holdings LLC, 2021 Term Loan (3 month SOFR + 5.000%)	10.048	12-30-26	6,610,834	6,583,667
Omni Intermediate Holdings LLC, 2022 Term Loan (3 month SOFR + 5.000%)	9.898	12-30-26	2,348,875	2,332,001
Simplicity Financial Marketing Holdings, Inc., Delayed Draw Term Loan (1 and 3 month LIBOR + 5.750%)	10.892	12-02-26	2,786,639	2,660,415
Simplicity Financial Marketing Holdings, Inc., Term Loan (3 month LIBOR + 5.750%)	10.909	12-02-26	5,739,628	5,525,083
Steward Partners Global Advisory LLC, Delayed Draw Term Loan (3 month SOFR + 5.250%)	10.171	10-03-29	714,286	634,690
Steward Partners Global Advisory LLC, Revolver (3 month SOFR + 5.250%)	10.318	10-03-27	517,857	491,526
Steward Partners Global Advisory LLC, Term Loan (3 month SOFR + 5.250%)	10.324	10-03-29	4,264,286	4,185,088
World Insurance Associates LLC, 2020 Revolver (1 month SOFR + 5.750%)	10.648	04-01-26	351,679	343,542
World Insurance Associates LLC, 2021 Delayed Draw Term Loan Tranche 4 (3 month SOFR + 5.750%)	10.648	04-01-26	4,796,362	4,719,645
World Insurance Associates LLC, 2021 Term Loan (3 month SOFR + 5.750%)	10.648	04-01-26	1,805,139	1,777,991
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
World Insurance Associates LLC, 2022 Tranche 7 Delayed Draw Term Loan (3 month SOFR + 5.750%)	10.642	04-01-26	2,006,813	$1,962,826
Health care 12.4%				57,891,403
Atlantic Vision Partners LLC, 2022 Delayed Draw Term Loan (3 month SOFR + 6.500%)	11.652	04-02-24	219,512	172,139
Atlantic Vision Partners LLC, 2022 Term Loan A (3 month SOFR + 6.500%)	11.652	04-02-24	2,345,461	2,330,933
Avante Health Solutions, Revolver (3 month LIBOR + 4.750%)	9.556	07-15-27	229,430	122,684
Avante Health Solutions, Term Loan (3 month LIBOR + 4.750%)	9.575	07-15-27	3,767,261	2,980,760
BrightView LLC, Delayed Draw Term Loan (1 month LIBOR + 5.750%)	10.590	04-12-24	704,865	659,221
BrightView LLC, Revolver (1 month LIBOR + 5.750%)	10.590	12-14-26	94,565	86,552
BrightView LLC, Term Loan (1 month LIBOR + 5.750%)	10.590	12-14-26	5,291,544	5,157,020
CPC Cirtec Holdings, Inc., 2023 USD Term Loan (1 month SOFR + 6.250%)	11.148	01-30-29	12,500,000	12,093,761
Health Management Associates, Inc., 2023 Term Loan A (1 month SOFR + 6.500%)	11.407	03-30-29	10,010,669	9,635,668
MB2 Dental Solutions LLC, 2021 Delayed Draw Term Loan (1 month SOFR + 6.000%)	10.907	01-29-27	1,884,282	1,862,141
MB2 Dental Solutions LLC, 2021 Term Loan (1 month SOFR + 6.000%)	10.907	01-29-27	5,225,871	5,164,465
Pediatric Home Respiratory Services LLC, 2022 Incremental Delayed Draw Term Loan (3 month SOFR + 6.250%)	11.290	08-19-27	572,508	527,245
Pediatric Home Respiratory Services LLC, Delayed Draw Term Loan (3 month SOFR + 5.750%)	11.290	12-04-24	1,536,995	1,504,708
Premier Imaging LLC, 2021 4th Amendment Delayed Draw Term Loan (1 month LIBOR + 6.000%)	10.840	01-02-25	1,380,948	1,301,482
Premier Imaging LLC, 2021 4th Amendment Term Loan (1 month LIBOR + 6.000%)	10.840	01-02-25	5,093,594	5,009,708
Therapeutic Research Center LLC, Term Loan (3 month SOFR + 5.250%)	10.298	03-21-26	9,554,211	9,282,916
Industrials 40.6%				189,947,291
AIDC Intermediate LLC, Term Loan (3 month SOFR + 6.400%)	11.059	07-22-27	9,975,000	9,964,271
Apex Service Partners LLC, 2019 Term Loan (3 month LIBOR + 5.250%)	10.004	07-31-25	4,886,612	4,886,612
Apex Service Partners LLC, 2020 First Lien Delayed Draw Term Loan (Prime rate + 4.500% and 3 month LIBOR + 5.500%)	11.047	07-31-25	452,084	446,185
Apex Service Partners LLC, 2020 Term Loan (3 month LIBOR + 5.500%)	10.747	07-31-25	1,709,197	1,686,895
Apex Service Partners LLC, 2022 15th Amendment Incremental DDTL A (3 month SOFR + 5.250%)	10.304	07-31-25	1,395,958	1,377,743
Apex Service Partners LLC, 2022 15th Amendment Incremental Term Loan A (3 month SOFR + 5.250%)	10.290	07-31-25	1,395,958	1,395,958
BlueHalo Financing Holdings LLC, Revolver (3 month LIBOR + 6.500%)	11.625	10-31-25	188,197	153,117
BlueHalo Financing Holdings LLC, Term Loan A (3 month LIBOR + 6.000%)	11.588	10-31-25	6,865,028	6,693,403
Capital Construction LLC, Delayed Draw Term Loan (1 month SOFR + 6.250%)	11.048	10-22-26	5,274,725	5,193,034
Capital Construction LLC, Revolver (1 week SOFR + 6.250%)	11.142	10-22-26	206,044	193,325
Capital Construction LLC, Term Loan (1 month SOFR + 6.250%)	11.015	10-22-26	3,901,099	3,840,682
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
CLS Management Services, Inc., Term Loan (3 month LIBOR + 4.500%)	9.288	05-31-27	3,771,066	$3,662,605
FusionSite Services LLC, Delayed Draw Term Loan (3 month SOFR + 5.500%)	10.093	04-22-27	6,483,835	6,332,547
FusionSite Services LLC, Term Loan (3 month SOFR + 5.500%)	10.093	04-22-27	210,464	198,385
Gannet Fleming, Inc., Term Loan (3 month SOFR + 6.600%)	11.106	12-16-29	8,614,773	8,430,686
Genuine Cable Group LLC, 2022 3rd Amendment Incremental Term Loan (1 month SOFR + 5.750%)	10.556	11-02-26	9,975,000	9,651,213
GSM Acquisition Corp., Delayed Draw Term Loan (3 month SOFR + 5.000%)	10.160	11-16-26	898,399	879,879
GSM Acquisition Corp., Term Loan (3 month SOFR + 5.000%)	10.160	11-16-26	7,762,232	7,678,861
LAC Intermediate LLC, 2022 Delayed Draw Term Loan (3 month SOFR + 6.250%)	8.777	02-28-27	1,000,000	980,000
LAC Intermediate LLC, 2022 Term Loan (3 month SOFR + 6.250%)	10.938	02-28-27	10,972,500	10,743,050
Luv Car Wash Group LLC, 2021 Delayed Draw Term Loan A (1 month SOFR + 7.150%)	11.743	12-09-26	1,922,581	1,961,032
Luv Car Wash Group LLC, 2021 Delayed Draw Term Loan B (1 month SOFR + 7.150%)	11.743	12-09-26	1,555,798	1,586,914
Luv Car Wash Group LLC, 2022 Delayed Draw Term Loan C (1 month SOFR + 7.150%)	11.743	12-09-26	3,714,257	3,843,407
M+D Midco, Inc., Term Loan (1 month SOFR + 5.500%)	10.446	08-31-28	6,526,835	6,118,649
Management Consulting & Research LLC, 2022 Delayed Draw Term Loan (3 month SOFR + 5.750%)	10.691	10-29-27	820,875	795,272
Management Consulting & Research LLC, Revolver (3 month LIBOR + 5.750%)	11.103	08-16-27	259,857	238,970
Management Consulting & Research LLC, Term Loan (3 month SOFR + 5.750%)	10.691	08-16-27	6,261,246	6,117,462
MWD Management LLC, Delayed Draw Term Loan (3 month SOFR + 5.000%)	9.998	06-15-27	3,990,000	3,936,716
MWD Management LLC, Revolver (3 month SOFR + 5.000%)	9.998	06-15-27	466,667	453,313
MWD Management LLC, Term Loan (3 month SOFR + 5.000%)	9.807	06-15-27	4,975,000	4,908,562
OIS Management Services LLC, 2022 1st Lien Delayed Draw Term Loan (3 month SOFR + 6.500%)	10.998	11-16-28	300,000	263,523
OIS Management Services LLC, 2022 1st Lien Revolver (3 month SOFR + 6.000%)	10.861	11-16-28	51,282	40,510
OIS Management Services LLC, 2022 Term Loan (1 month SOFR + 6.000%)	10.869	11-16-28	6,666,667	6,571,828
Orion Group Holdco LLC, 2022 1st Amendment Term Loan (3 month SOFR + 6.500%)	11.660	12-07-29	513,333	513,333
Orion Group HoldCo LLC, Delayed Draw Term Loan (3 month SOFR + 5.500%)	11.160	03-19-27	3,310,833	3,310,833
Orion Group HoldCo LLC, Revolver (3 month SOFR + 5.500%)	11.160	03-19-27	239,988	231,137
Orion Group HoldCo LLC, Term Loan (3 month SOFR + 6.000%)	11.160	03-19-27	3,181,944	3,181,944
Paint Intermediate III LLC, 2022 USD Revolver (3 month SOFR + 5.750%)	10.404	10-07-27	264,264	237,824
Paint Intermediate III LLC, 2022 USD Term Loan B1 (3 month SOFR + 5.750%)	10.337	10-06-28	8,986,486	8,745,905
Pathstone Family Office LLC, Delayed Draw Term Loan (Prime rate + 4.500% and 1 month LIBOR + 5.500%)	10.309	06-01-27	9,960,000	9,951,449
PVI Holdings, Inc., Term Loan (3 month SOFR + 5.840%)	10.568	09-30-27	9,950,000	9,633,407
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Security Services Acquisition Sub Corp., 2023 5th Amendment Delayed Draw Term Loan (1 month SOFR + 6.000%)	10.810	01-19-30	481,910	$467,453
Security Services Acquisition Sub Corp., 2023 5th Amendment Term Loan A (1 month SOFR + 6.000%)	10.907	01-19-30	675,893	441,330
Security Services Acquisition Sub Corp., 2023 6th Amendment Term Loan A (1 month SOFR + 6.000%)	10.907	01-19-30	2,046,561	1,985,164
Security Services Acquisition Sub Corp., 2023 7th Amendment Delayed Draw Term Loan (1 month SOFR + 6.000%)	10.907	01-19-30	1,097,082	1,064,169
Security Services Acquisition Sub Corp., 2023 Additional Term Loan A (1 month SOFR + 6.000%)	10.907	01-19-30	475,907	461,630
Security Services Acquisition Sub Corp., 2023 Delayed Draw Term Loan (1 month SOFR + 6.000%)	10.907	01-19-30	566,249	549,261
Southern Orthodontic Partners Management LLC, 4th Amendment Delayed Draw Term Loan (3 month SOFR + 6.000%)	11.160	01-27-26	5,202,688	5,109,656
The S2 HR Group LLC, Revolver (1 month SOFR + 5.000%)	9.907	05-30-25	594,404	523,599
The S2 HR Group LLC, Term Loan (1 month SOFR + 5.000%)	9.806	05-30-25	6,775,663	6,614,240
WWEC Holdings II Corp., Revolver (1 month SOFR + 6.000%)	10.728	10-03-27	559,006	538,008
WWEC Holdings II Corp., Term Loan (3 month SOFR + 6.000%)	10.898	10-03-29	7,168,944	7,020,111
XpressMyself.com LLC, Term Loan (3 month SOFR + 5.000%)	10.040	09-07-28	8,486,765	8,142,229
Information technology 5.3%				24,955,182
Drilling Info, Inc., 2018 Term Loan (1 month LIBOR + 4.250%)	9.090	07-30-25	4,872,566	4,872,566
MRI Software LLC, 2020 Term Loan B (3 month LIBOR + 5.500%)	10.659	02-10-26	4,565,523	4,565,523
Nxgen Buyer, Inc., 2021 Term Loan (3 month LIBOR + 5.000%)	9.825	10-31-25	2,221,875	2,221,875
Nxgen Buyer, Inc., Term Loan (3 month LIBOR + 4.750%)	9.575	10-31-25	4,874,055	4,874,055
Trimech Acquisition Corp., Term Loan (3 month SOFR + 4.750%)	9.648	03-10-28	8,597,368	8,421,163
Materials 13.2%				62,044,527
Chemtron Supply LLC, Term Loan (3 month LIBOR + 6.000%)	10.840	03-03-30	6,250,000	5,875,000
Comar Holding Company LLC, 2018 Term Loan (3 month SOFR + 5.750%)	10.701	06-18-24	1,714,194	1,705,978
Comar Holding Company LLC, 2nd Amendment Delayed Draw Term Loan (3 month SOFR + 6.250%)	11.201	06-18-24	728,686	725,194
Comar Holding Company LLC, Delayed Draw Term Loan (3 month SOFR + 5.750%)	10.701	06-18-24	606,260	603,354
Comar Holding Company LLC, First Amendment Term Loan (3 month SOFR + 5.750%)	10.701	06-18-24	1,562,805	1,555,314
Comar Holding Company LLC, Revolver (3 month SOFR + 5.750%)	10.701	06-18-24	276,184	274,860
DCG Acquisition Corp., Second Lien Term Loan (1 month SOFR + 8.500%)	13.407	09-30-27	5,000,000	4,990,633
I.D. Images Acquisition LLC, Incremental Term Loan 5 (1 month SOFR + 6.350%)	11.157	11-30-29	9,950,000	9,801,397
Krayden Holdings, Inc., Term Loan A (1 month SOFR + 6.000%)	10.998	03-01-30	7,968,750	7,593,751
Polymer Solutions Group LLC, 2019 Term Loan (3 month LIBOR + 4.750%)	9.913	11-26-26	1,869,565	1,869,565
Roofing Buyer LLC, Delayed Draw Term Loan (3 month SOFR + 6.000%)	11.065	12-08-26	9,534,574	9,380,810
Tilley Chemical Company, Inc., Delayed Draw Term Loan (3 month SOFR + 5.500%)	10.548	12-31-26	1,472,308	1,455,811
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Tilley Chemical Company, Inc., Term Loan A (3 month SOFR + 5.500%)	10.732	12-31-26	6,773,781	$6,681,817
Walnut Parent, Inc., 2022 2nd Amendment Incremental Term Loan (3 month LIBOR + 5.500%)	10.460	11-09-27	2,605,625	2,571,142
Walnut Parent, Inc., Term Loan (3 month LIBOR + 5.500%)	10.460	11-09-27	7,053,243	6,959,901
Real estate 1.6%				7,509,659
Bandon Purchaser LLC, Delayed Draw Term Loan (3 month SOFR + 6.000%)	11.061	07-27-28	387,806	384,819
Bandon Purchaser LLC, Revolver (3 month SOFR + 6.000%)	11.103	07-27-28	317,060	316,462
Bandon Purchaser LLC, Term Loan (3 month SOFR + 6.000%)	10.826	07-27-28	6,816,142	6,808,378

	Yield (%)	Shares	Value

Short-term investments 7.1%			$33,051,734
(Cost $33,051,734)
Short-term funds 7.1%			33,051,734
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.6799(C)	33,051,734	33,051,734

Total investments (Cost $454,543,475) 96.6%	$452,417,086
Other assets and liabilities, net 3.4%	16,032,093
Total net assets 100.0%	$468,449,179

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	Senior loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(C)	The rate shown is the annualized seven-day yield as of 3-31-23.
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 3-31-23 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in senior loans. The Advisor, assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In connection with that determination, portfolio valuations are prepared in accordance with the Advisor's valuation policy using valuation obtained from independent valuation firms and/or proprietary models.
Valuation techniques include discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates. For senior loans, the fund uses valuations from independent valuation firms, which are based on models developed from recognized accounting principles generally accepted in the United States of America valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Senior loan investments are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of senior loan investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the independent valuation firm believes that a third-party market participant would take into account in pricing a transaction. Senior loan investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 3-31-23 (unaudited)

The following is a summary of the values by input classification of the fund’s investments as of March 31, 2023 by major security category or type:
	Total value at 3-31-23	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Senior loans	$419,365,352	—	—	$419,365,352
Short-term investments	33,051,734	$33,051,734	—	—
Total investments in securities	$452,417,086	$33,051,734	—	$419,365,352
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Senior loans
Balance as of 12-31-22	$379,989,419
Purchases	65,119,137
Sales	(29,021,522)
Realized gain (loss)	692,265
Net amortization of (premium) discount	373,367
Change in unrealized appreciation (depreciation)	2,212,686
Balance as of 3-31-23	$419,365,352
Change in unrealized appreciation (depreciation) at period end*	$2,417,950
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 3-31-23	Valuation technique	Significant unobservable inputs	Input/range	Input weighted average*
Senior loans	$367,475,126	Discounted cash flow	Discount rate	3.59% - 10.74%	6.17%
	51,890,226	Recent transaction	Transaction price	$96.75 - $98.00	$97.17
Total	$419,365,352
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of March 31, 2023 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Transaction price	Increase	Decrease
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 3-31-23 (unaudited)

been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
As of March 31, 2023, the fund had the following unfunded commitments outstanding:
Unfunded Term Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Andretti Buyer LLC	—	$897,364	($2,133)
Atlantic Vision Partners LLC	$7,429,024	—	(46,014)
Avante Health Solutions	458,861	344,146	(149,444)
Bandon Purchaser LLC	2,235,433	207,874	(2,783)
BlueHalo Financing Holdings LLC	—	1,215,028	(30,375)
BrightView LLC	866,848	220,652	(30,783)
Capital Construction LLC	—	618,132	(9,539)
Chemtron Supply LLC	4,166,667	2,083,333	(187,500)
CLS Management Services, Inc.	2,132,353	1,279,412	(51,518)
FusionSite Services LLC	2,758,621	530,303	(53,789)
Gannet Fleming, Inc.	—	1,363,636	(24,930)
GC Waves Holdings, Inc.	130,000	650,473	—
GSM Acquisition Corp.	—	825,949	(8,871)
Health Management Associates, Inc.	1,778,094	711,238	(74,681)
Insignia Finance Merger SUB LLC	—	334,615	(11,904)
Krayden Holdings, Inc.	2,968,750	1,562,500	(135,937)
LAC Intermediate LLC	—	500,000	(10,000)
LUV Car Wash Group LLC	2,743,243	—	54,865
M&D Midco, Inc.	2,293,578	1,146,789	(140,893)
Management Consulting & Research LLC	1,925,000	649,642	(32,868)
MC Group Ventures Corp.	440,179	517,857	(23,161)
MRI Software LLC	—	318,037	—
MWD Management LLC	—	533,333	(7,122)
Oakbridge Insurance Agency LLC	1,887,069	426,349	(59,130)
OIS Management Services LLC	2,264,103	717,949	(42,263)
Omni Intermediate Holdings LLC	380,769	544,601	2,196
Orion Group HoldCo LLC	2,286,667	431,308	(5,687)
Paint Intermediate III LLC	—	726,727	(19,390)
Pediatric Home Respiratory Services LLC	1,732,988	1,143,877	(47,800)
Polymer Solutions Group LLC	—	463,768	—
Premier Imaging LLC	3,444,260	—	(56,724)
Security Services Acquisition Sub Corp.	7,142,857	—	(214,286)
Simplicity Financial Marketing Holdings, Inc.	861,364	460,903	(45,752)
Southern Orthodontic Partners Management LLC	4,775,000	—	(44,522)

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 3-31-23 (unaudited)

Unfunded Term Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Steward Partners Global Advisory LLC	3,571,429	910,714	(83,116)
The S2 HR Group LLC	—	2,377,617	(56,644)
Therapeutic Research Center LLC	—	303,131	(8,342)
Tilley Chemical Company, Inc.	—	1,433,761	(16,065)
Trimech Acquisition Corp.	—	1,315,789	(23,388)
World Insurance Associates LLC	743,188	189,366	(14,736)
WWEC Holdings II Corp.	1,552,795	683,230	(37,980)
XpressMyself.com LLC	—	1,470,588	(50,884)
Total	$62,969,140	$30,109,991	$(1,803,893)
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.